Average Annual Total Returns{- Fidelity Advisor® Capital Development Fund} - 09.30 Destiny Portfolios: Fidelity Advisor Capital Development Fund-O PRO-05 - Fidelity Advisor® Capital Development Fund	Fidelity Advisor Capital Development Fund-Class O Return Before Taxes Past 1 year	Fidelity Advisor Capital Development Fund-Class O Return Before Taxes Past 5 years	Fidelity Advisor Capital Development Fund-Class O Return Before Taxes Past 10 years	Fidelity Advisor Capital Development Fund-Class O After Taxes on Distributions Past 1 year	Fidelity Advisor Capital Development Fund-Class O After Taxes on Distributions Past 5 years	Fidelity Advisor Capital Development Fund-Class O After Taxes on Distributions Past 10 years	Fidelity Advisor Capital Development Fund-Class O After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Capital Development Fund-Class O After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Capital Development Fund-Class O After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	31.34%	9.91%	12.11%	29.16%	8.07%	10.71%	20.10%	7.57%	9.83%	31.49%	11.70%	13.56%